Capital Management	6 Months Ended
Jun. 30, 2020
Capital Management
Capital Management
12. CAPITAL MANAGEMENT
The Company is not subject to externally imposed capital requirements other than the Nasdaq stock exchange (“Nasdaq”) requirement that the Company maintain a minimum  bid price of $1.00. The Company currently does not meet this requirement and has until February 1, 2021 to regain compliance otherwise the Company’s securities are subject to potential delisting from Nasdaq.